Document And Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	STEPAN COMPANY
Entity Central Index Key	0000094049
Entity Emerging Growth Company	false
Entity File Number	1-4462
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1823834
Entity Address, Address Line One	1101 Skokie Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	446-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	SCL
Security Exchange Name	NYSE